Schedule of Future Minimum Lease Payments (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Lease
2026 (remainder of the year)	$ 166,800	$ 222,275
2027	226,705	226,705
2028	231,216	231,216
Thereafter	117,709	117,709
Total future minimum lease payments	742,430	797,905
Less: imputed interest	75,757	87,390
Operating lease liabilities	666,673	710,515	$ 900,000
Less: current portion	185,899	181,963	161,952
Non-current portion of lease liabilities	$ 480,774	$ 528,552	$ 712,882